Commitments and Contingencies - Unfunded Commitments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Other Commitments [Line Items]
Other commitment	$ 705
Commitments to fund partnerships and alternative investments	420
Commitment to fund Private placement securities	45
Commitments to fund mortgage loans	240
Cancelable mortgage loan
Other Commitments [Line Items]
Other commitment	$ 155